INCOME TAXES (DETAILS 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets
Less: valuation allowance	168,142	152,872	62,628	22,540
Deferred tax liabilities
Intangible assets and property and equipment	16,652	17,543
Net deferred tax liabilities	16,652	17,543
Current
Deferred tax assets
Allowance for doubtful accounts	4,333	3,395
Deferred revenue	838	814
Accrued expense and payroll	35,050	22,944
Advertising expenses	861	1,359
Total deferred tax assets	41,082	28,512
Less: valuation allowance	(36,202)	(28,512)
Deferred tax assets, net	4,880
Noncurrent
Deferred tax assets
Net operating loss carryforwards	126,341	118,550
Intangible assets and property and equipment	5,599	5,810
Total deferred tax assets	131,940	124,360
Less: valuation allowance	(131,940)	(124,360)